REVENUE AND SEGMENT INFORMATION - Geographical information of the operating segments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of geographical areas [line items]
Revenue from external customers		¥ 180,000,001	¥ 181,020,428	¥ 144,854,582
Non-current assets (excluding financial assets and deferred tax assets)		138,503,768	127,376,982
Revenue	$ 26,214,843	180,240,154	181,020,428	144,854,582
Mainland China
Disclosure of geographical areas [line items]
Revenue from external customers		170,783,442
Non-current assets (excluding financial assets and deferred tax assets)		137,857,441	126,992,893
Revenue		171,023,595	171,954,097	142,018,789
Outside of Mainland China
Disclosure of geographical areas [line items]
Revenue from external customers		9,216,559
Non-current assets (excluding financial assets and deferred tax assets)		646,327	384,089
Revenue		9,216,559	9,066,331	¥ 2,835,793
PRC government including Chinalco
Disclosure of geographical areas [line items]
Revenue		¥ 32,852,000	¥ 39,759,000